Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Registrant Name	ELTEK LTD.
Entity Central Index Key	0001024672
Amendment Flag	false
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Incorporation, State or Country Code	L3
Document Annual Report	true
Entity Common Stock, Shares Outstanding	6,719,827
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Shell Company Report	false
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
Entity File Number	0-28884
Trading Symbol	ELTK
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, NIS 3.00 Nominal Value
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1281	1197	1197
Auditor Name	KOST FORER GABBAY & KASIERER	Brightman Almagor Zohar & Co.	Brightman Almagor Zohar & Co.
Auditor Location	Tel-Aviv, Israel	Tel Aviv, Israel	Tel Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Eltek Ltd. and its subsidiaries (the Company) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive income, shareholders' equity and cash flows, for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also audited the disclosure of significant expenses and other segment items in Note 14 that have been disclosed for 2023 due to the adoption of ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. In our opinion, such disclosures are appropriate. However, we were not engaged to audit, review, or apply any procedures to the 2023 consolidated financial statements of the Company other than with respect to these disclosures and, accordingly, we do not express an opinion or any other form of assurance on the 2023 consolidated financial statements taken as a whole.

Business Contact [Member]
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
Country Region	+972
City Area Code	3
Local Phone Number	9395025
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Contact Personnel Name	Ron Freund